UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549


FORM N-Q


QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY


Investment Company Act file number 811-2857
                                   811-21434

Name of Fund:  Core Bond Portfolio of Merrill Lynch Bond Fund, Inc.
               Master Bond Trust

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service: Robert C. Doll, Jr., President, Core Bond Portfolio of Merrill Lynch Bond Fund,
     Inc. and Master Bond Trust, 800 Scudders Mill Road,
     Plainsboro, NJ, 08536.  Mailing address:  P.O. Box 9011,
     Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 09/30/05

Date of reporting period: 10/01/04 - 12/31/04

Item 1 - Schedule of Investments


Master Core Bond Portfolio

Schedule of Investments as of December 31, 2004

                           Face                                                                                  Value
                         Amount    Asset-Backed Securities+                                               (in U.S. dollars)
                 US$ 13,432,382    ACE Securities Corp. Series 2003-OP1 Class A2, 2.89% due 12/25/2033 (b)    $  13,455,178
                      1,490,570    Advanta Mortgage Loan Trust Series 1999-3 Class A4, 7.75% due 10/25/2026       1,534,994
                     18,322,832    Aegis Asset Backed Securities Trust Series 2004-1 Class A, 2.88% due
                                   4/25/2034 (b)                                                                 18,301,012
                     18,575,000    Bear Stearns Adjustable Rate Mortgage Trust Series 2004-4 Class A4, 3.516%
                                   due 6/25/2034 (b)                                                             18,048,183
                     13,337,043    CIT Equipment Collateral Series 2003-VT1 Class A3A, 2.63% due 4/20/2007 (b)   13,348,404
                     11,394,605    CIT Group Home Equity Loan Trust Series 2003-1 Class A2, 2.35% due 4/20/2027  11,365,951
                                   California Infrastructure Series 1997-1:
                      2,959,740          PG&E-1 Class A7, 6.42% due 9/25/2008                                     3,048,920
                      2,119,812          SCE-1 Class A6, 6.38% due 9/25/2008                                      2,185,510
                                   Capital Auto Receivables Asset Trust:
                      2,655,009          Series 2003-2 Class B, 2.76% due 1/15/2009 (b)                           2,660,035
                      4,150,000          Series 2004-2 Class D, 5.82% due 5/15/2012 (a)                           4,150,000
                     28,950,000    Capital One Master Trust Series 2000-4 Class C, 3.28% due
                                   8/15/2008 (a)(b)                                                              28,950,000
                      8,980,824    Centex Home Equity Series 2003-B Class AV, 2.81% due 6/25/2033 (b)             8,989,782
                                   Chase Credit Card Master Trust Class C (b):
                      9,750,000          Series 2000-3, 3.18% due 1/15/2008                                       9,790,377
                     17,000,000          Series 2003-1, 3.58% due 4/15/2008                                      17,133,176
                                   Countrywide Asset-Backed Certificates (b):
                      9,800,000          Series 2003-2 Class M1, 2.881% due 6/26/2033                             9,854,327
                     16,123,983          Series 2003-BC3 Class A2, 2.84% due 9/25/2033                           16,137,850
                      7,550,000          Series 2004-5 Class M2, 3.20% due 7/25/2034                              7,550,125
                      8,950,000          Series 2004-13 Class AF4, 4.583% due 12/25/2034                          8,949,105
                      9,115,000          Series 2004-13 Class MF1, 5.071% due 12/25/2034                          9,114,089
                                   First Franklin Mtg. Loan Asset Backed Certificates Class A2 (b):
                     10,942,287          Series 2003-FF5, 2.82% due 3/25/2034                                    10,896,380
                     21,400,000          Series 2004-FF10, 2.818% due 11/25/2034                                 21,400,372
                        700,000    GMAC Commercial Mortgage Securities, Inc. Series 2004-C3 Class AAB, 4.702%
                                   due 12/10/2041 (b)                                                               702,172
                      2,253,530    HFC Home Equity Loan Asset Backed Certificates Series 2002-2 Class A, 2.80%
                                   due 4/20/2032 (b)                                                              2,254,079
                      4,144,178    Household Automotive Trust Series 2002-3 Class A3A, 2.75% due 6/18/2007        4,143,197
                                   Long Beach Mortgage Loan Trust (b):
                      6,835,201          Series 2002-4 Class 2A, 2.99% due 11/26/2032                             6,856,240
                     20,258,382          Series 2004-1 Class A3, 2.83% due 2/25/2034                             20,261,429
                     10,850,000    MBNA Credit Card Master Note Trust Series 2001-C3 Class C3, 6.55% due
                                   12/15/2008                                                                    11,321,283
                                   Morgan Stanley ABS Capital (b):
                      6,200,000          Series 2003-NC5 Class M2, 4.53% due 4/25/2033                            6,314,529
                     24,577,581          Series 2004-NC1 Class A2, 2.90% due 12/27/2033                          24,639,586
                     17,276,761          Series 2004-NC2 Class A2, 2.83% due 12/25/2033                          17,264,771
                     17,580,115          Series 2004-WMC1 Class A3, 2.78% due 6/25/2034                          17,582,474
                                   New Century Home Equity Loan Trust Class A3 (b):
                     29,330,003          Series 2004-2, 2.78% due 4/25/2034                                      29,330,539
                     29,514,368          Series 2004-3, 2.92% due 11/25/2034                                     29,507,644
                                   Option One Mortgage Loan Trust (b):
                      1,044,175          Series 2002-4 Class A, 2.79% due 7/25/2032                               1,044,976
                     13,595,715          Series 2003-4 Class A2, 2.85% due 7/25/2033                             13,616,410
                     18,931,008    Residential Asset Securities Corp. Series 2003-KS5 Class AIIB, 2.82% due
                                   7/25/2033 (b)                                                                 18,931,154
                      7,952,570    Saxon Asset Securities Trust Series 2002-3 Class AV, 2.93%
                                   due 12/25/2032 (b)                                                             7,963,887

                                   Total Asset-Backed Securities (Cost - $448,810,356) - 16.3%                  448,598,140


                                   Government & Agency Obligations

                     21,400,000    Fannie Mae, 7.125% due 1/15/2030                                              26,918,354
                                   U.S. Treasury Bonds & Notes:
                     62,313,000          7% due 7/15/2006 (f)                                                    66,066,361
                      6,900,000          6.50% due 2/15/2010                                                      7,811,821
                     11,250,000          7.50% due 11/15/2016                                                    14,376,712
                      6,865,000          8.125% due 8/15/2019                                                     9,370,189
                     23,900,000          7.25% due 8/15/2022                                                     30,802,057
                      4,950,000          6.25% due 8/15/2023 (f)                                                  5,795,173
                      4,950,000          6.625% due 2/15/2027 (f)                                                 6,101,454
                                   U.S. Treasury Inflation Indexed Bonds:
                     14,682,879          3.875% due 1/15/2009                                                    16,456,865
                     12,858,339          3.50% due 1/15/2011                                                     14,603,254

                                   Total Government & Agency Obligations (Cost - $193,626,235) - 7.2%           198,302,240


                                   Government Agency Mortgage-Backed Obligations+

                                   Fannie Mae Guaranteed Pass Through Certificates:
                     12,865,000          4.50% due 1/15/2035                                                     12,430,806
                     27,418,578          5% due 1/15/2020                                                        27,846,993
                     16,000,000          5% due 1/15/2035                                                        15,870,000
                     34,638,000          5.50% due 1/15/2035                                                     35,157,570
                     30,315,671          6.50% due 12/01/2028 - 5/01/2034                                        31,823,601
                     12,636,261          7% due 6/01/2031 - 8/01/2032                                            13,395,498
                     15,930,474          7.50% due 3/01/2009 - 5/01/2033                                         17,066,884
                      5,173,998          8% due 9/01/2030 - 7/01/2032                                             5,595,258
                      5,466,170    Fannie Mae Trust Series 2003-W19 Class 1A1, 2.01% due 11/25/2033               5,453,568
                                   Freddie Mac Mortgage Participation Certificates:
                     17,993,223          5% due 6/01/2018 - 9/01/2019                                            18,284,030
                     36,400,000          5% due 1/15/2035                                                        36,138,357
                     18,484,510          5.50% due 7/01/2016 - 2/01/2018                                         19,116,871
                     73,560,000          5.50% due 1/15/2035                                                     74,709,375
                      6,720,621          6% due 5/01/2016 - 2/01/2018                                             7,039,527
                     63,148,734          6% due 11/01/2033 - 7/01/2034                                           65,265,085
                      6,631,929          6.50% due 3/01/2016 - 10/01/2017                                         7,023,514
                     12,362,331          7% due 2/01/2031 - 7/01/2032                                            13,106,108
                        466,922          7.50% due 1/01/2030                                                        500,653
                                   Ginnie Mae MBS Certificates:
                      5,203,877          6.50% due 5/15/2031 - 10/15/2031                                         5,482,881
                      2,313,247          7.50% due 11/15/2030 - 1/15/2033                                         2,484,693
                     17,900,000    Ginnie Mae Trust Series 2004-6 Class C, 4.66% due 7/16/2033                   18,017,660

                                   Total Government Agency Mortgage-Backed Obligations
                                   (Cost 429,906,137) - 15.7%                                                   431,808,932



                                   Non-Government Agency Mortgage-Backed Securities+
Collateralized        7,550,000    Ameriquest Mortgagae Securities, Inc. Series 2004-R1 Class M2, 3.11% due
Mortgage                           2/25/2034 (b)                                                                  7,561,055
Obligations - 5.5%   21,250,000    Argent Securities, Inc. Series 2004-W11 Class A3, 2.89% due 11/25/2034 (b)    21,250,372
                         47,150    Collateralized Mortgage Obligation Trust Series 57 Class D, 9.90%
                                   due 2/01/2019                                                                     47,636
                      7,185,498    Countrywide Home Loan Mortgage Pass Through Trust Series 2003-R4 Class
                                   1A1A, 2.216% due 7/25/2019                                                     7,169,377
                        410,708    Deutsche Mortgage Securities, Inc. Series 2003-1 Class 1A1, 4.50% due
                                   4/25/2033                                                                        410,052
                     13,500,000    GE Dealer Floorplan Master Note Trust Series 2004-2 Class B, 2.70%
                                   due 7/20/2009 (b)                                                             13,533,197
                         36,436    Housing Securities, Inc. Series 1994-2 Class B1, 6.50% due 7/25/2009              31,494
                     10,300,000    Impac Secured Assets CMN Owner Trust Series 2004-3 Class M1, 3.13%
                                   due 12/25/2034 (b)                                                            10,325,213
                     18,993,298    Mastr Asset Securitization Trust Series 2003-10 Class 3A1, 5.50%
                                   due 11/25/2033                                                                19,170,410
                     29,700,000    RMAC Series 2003-NS2A Class A2C, 2.87% due 9/12/2035(b)                       29,783,531
                      4,897,000    Structured Asset Investment Loan Trust 2004-8 Class M4, 3.53%
                                   due 9/25/2034 (b)                                                              4,910,833
                      4,572,571    Structured Asset Securities Corp. Series 2002-9 Class A2, 2.718%
                                   due 10/25/2027 (b)                                                             4,573,083
                                   Washington Mutual (b):
                        102,436          Series 2000-1 Class B1, 6.53% due 1/25/2040 (a)                            101,636
                        875,245          Series 2002-AR4 Class A7, 5.508% due 4/26/2032                             874,774
                     29,200,000    Wells Fargo Home Equity Trust Series 2004-2 Class A32, 2.87%
                                   due 2/25/2032 (b)                                                             29,200,511
                      3,050,000    Whole Auto Loan Trust 2004-1 Class D, 5.60% due 3/15/2011                      3,099,357
                                                                                                            ---------------
                                                                                                                152,042,531

Commercial           20,400,000    Banc of America Large Loan Series 2003-BBA2 Class A3, 2.80% due
Mortgage-Backed                    11/15/2015 (a)(b)                                                             20,437,203
Securities - 5.1%        30,103    BlackRock Capital Finance LP Series 1997-R2 Class AP, 7.922%
                                   due 12/25/2035 (a)(b)                                                             30,706
                                   COMM Series (b):
                     11,950,000          2003-FL8 Class A2, 2.68% due 7/15/2015 (a)                              11,962,994
                     29,593,000          2003-FL9 Class A3, 2.80% due 11/15/2015                                 29,648,247
                      1,272,868    First Union National Bank-Bank of America Commercial Mortgage Trust
                                   Series 2001-C1 Class A1, 5.711% due 3/15/2033                                  1,325,809
                        963,338    GS Mortgage Securities Corp II Series 1998-C1 Class A1, 6.06% due
                                   10/18/2030                                                                       978,427
                                   Greenwich Capital Commercial Funding Corp.:
                     13,767,842          Series 2003-FL1 Class A, 2.72% due 7/05/2018 (b)                        13,773,737
                     16,000,000          Series 2004-GG1 Class A4, 4.755% due 6/10/2036                          16,355,966
                     10,264,358    Nationslink Funding Corp. Series 1999-2 Class A3, 7.181% due 6/20/2031        10,708,695
                        449,148    Nomura Asset Securities Corp. Series 1995-MD3 Class A1B, 8.15% due
                                   4/04/2027                                                                        453,197
                        140,104    Ocwen Residential MBS Corp. Series 1998-R2 Class AP, 6.324%
                                   due 11/25/2034 (a)(b)                                                            136,601
                     34,692,000    Wachovia Bank Commercial Mortgage Trust Series 2003-WHL2 Class A3,
                                   2.80% due 6/15/2013 (b)                                                       34,716,895
                                                                                                               ------------
                                                                                                                140,528,477

                                   Total Non-Government Agency Mortgage-Backed Securities
                                   (Cost - $291,773,564) - 10.6%                                                292,571,008


                                   Corporate Bonds

Aerospace &           8,188,000    Goodrich Corp., 6.60% due 5/15/2009                                            8,952,456
Defense - 0.5%        5,015,000    Raytheon Co., 8.30% due 3/01/2010                                              5,942,740
                                                                                                            ---------------
                                                                                                                 14,895,196

Airlines - 0.3%       2,954,912    American Airlines, Inc. Series 2003-1, 3.857% due 1/09/2012                    2,912,157
                      2,080,000    Continental Airlines, Inc. Series 2002-1, 6.563% due 8/15/2013                 2,211,357
                                   Southwest Airlines Co.:
                      1,140,000          8% due 3/01/2005                                                         1,147,758
                      2,380,000          7.875% due 9/01/2007                                                     2,605,353
                                                                                                            ---------------
                                                                                                                  8,876,625

Auto Components -     6,155,000    Dana Corp., 5.85% due 1/15/2015 (a)                                            6,093,450
0.2%

Automobiles - 1.1%                 DaimlerChrysler NA Holding Corp.:
                     19,250,000          2.96% due 5/24/2006 (b)                                                 19,344,575
                      3,560,000          4.75% due 1/15/2008                                                      3,636,013
                      3,670,000          7.75% due 1/18/2011                                                      4,231,914
                      2,990,000    Hyundai Motor Manufacturing Alabama LLC, 5.30% due 12/19/2008 (a)              3,080,421
                                                                                                            ---------------
                                                                                                                 30,292,923

Beverages - 0.3%      6,475,000    Cia Brasileira de Bebidas, 8.75% due 9/15/2013                                 7,543,375
                        185,000    Diageo Capital Plc, 3.50% due 11/19/2007                                         184,385
                                                                                                            ---------------
                                                                                                                  7,727,760

Biotechnology -      12,550,000    Abgenix, Inc., 3.50% due 3/15/2007 (Convertible)                              12,471,563
0.9%                 12,710,000    Amgen, Inc., 4% due 11/18/2009 (a)                                            12,670,574
                                                                                                            ---------------
                                                                                                                 25,142,137

Capital Markets -                  The Bear Stearns Cos., Inc.:
1.7%                  5,305,000          2.43% due 1/30/2009 (b)                                                  5,317,117
                      1,425,000          5.70% due 11/15/2014                                                     1,505,079
                      4,435,000    Corp Andina de Fomento, 6.875% due 3/15/2012                                   4,984,004
                      6,560,000    Credit Suisse First Boston USA, Inc., 4.70% due 6/01/2009                      6,712,244
                                   Goldman Sachs Group, Inc.:
                     11,820,000          5.70% due 9/01/2012                                                     12,529,425
                      6,170,000          5.25% due 10/15/2013                                                     6,312,527
                                   Lehman Brothers Holdings, Inc.:
                        400,000          4% due 1/22/2008                                                           402,760
                      7,965,000          3.50% due 8/07/2008                                                      7,870,678
                                   Mellon Funding Corp.:
                        885,000          4.875% due 6/15/2007                                                       911,542
                        250,000          6.40% due 5/14/2011                                                        277,405
                                                                                                            ---------------
                                                                                                                 46,822,781

Chemicals - 0.4%      7,150,000    IMC Global, Inc., 10.875% due 8/01/2013                                        8,937,500
                      1,880,000    Yara International ASA, 5.25% due 12/15/2014 (a)                               1,891,953
                                                                                                            ---------------
                                                                                                                 10,829,453

Commercial Banks -                 Bank of America Corp.:
2.4%                  1,800,000          5.875% due 2/15/2009                                                     1,932,415
                      8,300,000          4.875% due 9/15/2012                                                     8,476,433
                      2,705,000    Bank One Corp., 8% due 4/29/2027                                               3,440,184
                      5,690,000    Barclays Bank Plc, 8.55% due 6/15/2011 (a)(b)                                  6,928,611
                      3,280,000    FirstBank Puerto Rico, 7.625% due 12/20/2005                                   3,350,595
                                   FleetBoston Financial Corp.:
                        430,000          3.85% due 2/15/2008                                                        431,994
                      1,150,000          6.375% due 5/15/2008                                                     1,241,400
                      4,995,000    HSBC Bank USA NA, 5.875% due 11/01/2034                                        5,057,927
                                   HSBC Finance Corp.:
                      4,695,000          6.50% due 11/15/2008                                                     5,106,174
                      1,905,000          5.875% due 2/01/2009                                                     2,035,658
                      1,670,000    Hudson United Bancorp, 8.20% due 9/15/2006                                     1,783,483
                      3,100,000    PNC Bank NA, 5.25% due 1/15/2017                                               3,127,172
                      3,940,000    PNC Funding Corp., 6.125% due 2/15/2009                                        4,215,595
                      2,340,000    Popular North America, Inc., 3.875% due 10/01/2008                             2,337,017
                      7,110,000    Sovereign Bank, 5.125% due 3/15/2013                                           7,117,935
                      1,495,000    US Bancorp, 2.65% due 9/16/2005 (b)                                            1,496,341
                                   Wells Fargo & Co.:
                      3,995,000          5.125% due 2/15/2007                                                     4,132,704
                      4,335,000          5% due 11/15/2014                                                        4,384,415
                                                                                                            ---------------
                                                                                                                 66,596,053

Commercial Services   2,355,000    Aramark Services, Inc., 6.375% due 2/15/2008                                   2,519,530
& Supplies - 0.6%                  Cendant Corp.:
                      3,365,000          6.25% due 1/15/2008                                                      3,591,189
                      6,530,000          7.375% due 1/15/2013                                                     7,554,119
                      3,015,000    International Lease Finance Corp., 2.95% due 5/23/2006                         2,987,437
                                                                                                            ---------------
                                                                                                                 16,652,275

Communications        5,185,000    Harris Corp., 6.35% due 2/01/2028                                              5,488,566
Equipment - 0.2%

Consumer Finance -    4,070,000    Capital One Bank, 5.75% due 9/15/2010                                          4,317,484
0.4%                               MBNA Corp.:
                      3,240,000          6.25% due 1/17/2007                                                      3,409,235
                        870,000          5.625% due 11/30/2007                                                      911,987
                      2,750,000          4.625% due 9/15/2008                                                     2,793,049
                                                                                                            ---------------
                                                                                                                 11,431,755

Containers &          2,625,000    Rock-Tenn Co., 5.625% due 3/15/2013                                            2,659,986
Packaging - 0.40%                  Sealed Air Corp.:
                      3,080,000          5.375% due 4/15/2008                                                     3,200,154
                      3,830,000          6.95% due 5/15/2009 (a)                                                  4,187,825
                                                                                                            ---------------
                                                                                                                 10,047,965

Diversified           2,675,000    American Honda Finance Corp., 2.83% due 10/03/2005 (a)(b)                      2,681,482
Financial             2,515,000    Brascan Corp., 5.75% due 3/01/2010                                             2,661,013
Services - 6.2%                    Citigroup, Inc.:
                      1,150,000          5.75% due 5/10/2006                                                      1,187,554
                      8,865,000          5.625% due 8/27/2012                                                     9,440,693
                      9,315,000          5.85% due 12/11/2034                                                     9,581,996
                                   Ford Motor Credit Co.:
                     23,000,000          3.379% due 9/28/2007 (b)                                                22,833,388
                      5,950,000          7.375% due 10/28/2009                                                    6,418,075
                      7,945,000          7.375% due 2/01/2011                                                     8,562,732
                      8,210,000          7% due 10/01/2013 (g)                                                    8,703,684
                                   General Motors Acceptance Corp.
                     35,800,000          3.68% due 9/23/2008 (b)                                                 34,886,849
                      3,670,000          7.25% due 3/02/2011                                                      3,842,351
                     13,480,000          7% due 2/01/2012                                                        13,889,010
                      4,180,000          6.875% due 8/28/2012                                                     4,267,696
                                   JPMorgan Chase & Co.:
                         10,000          4.50% due 11/15/2010                                                        10,138
                      5,915,000          5.75% due 1/02/2013                                                      6,267,948
                                   OMX Timber Finance Investments LLC (a)(b):
                      3,025,000          Series 1, 5.42% due 1/29/2020                                            3,007,425
                      3,025,000          Series 2, 5.54% due 1/29/2020                                            3,010,601
                                   Sigma Finance Corp.:
                     21,350,000          4.79% due 8/15/2011                                                     21,350,000
                      9,600,000          4.95% due 3/31/2014 (b)                                                  9,659,674
                                                                                                            ---------------
                                                                                                                172,262,309

Diversified           2,850,000    BellSouth Corp., 6% due 11/15/2034                                             2,887,939
Telecommunication    10,012,000    Deutsche Telekom International Finance BV, 5.25% due 7/22/2013                10,298,413
Services - 2.1%                    France Telecom SA:
                     11,095,000          8.50% due 3/01/2011                                                     13,235,259
                      2,820,000          9.25% due 3/01/2031                                                      3,822,769
                      7,020,000    GTE Corp., 6.84% due 4/15/2018                                                 7,766,465
                      3,855,000    Royal KPN NV, 8% due 10/01/2010                                                4,550,207
                      1,715,000    SBC Communications, Inc., 6.15% due 9/15/2034                                  1,766,248
                      5,100,000    Sprint Capital Corp., 8.75% due 3/15/2032                                      6,794,776
                      4,960,000    TELUS Corp., 7.50% due 6/01/2007                                               5,389,040
                        858,000    Verizon Global Funding Corp., 7.375% due 9/01/2012                             1,009,682
                                                                                                            ---------------
                                                                                                                 57,520,798

Electric              9,740,000    AEP Texas Central Co. Series D, 5.50% due 2/15/2013 (a)                       10,115,506
Utilities - 3.8%      5,220,000    Cincinnati Gas & Electric, 5.70% due 9/15/2012                                 5,530,230
                      4,730,000    Entergy Louisiana, Inc., 5.09% due 11/01/2014                                  4,718,653
                        520,000    Exelon Corp., 6.75% due 5/01/2011                                                581,684
                      5,920,000    Exelon Generation Co. LLC, 5.35% due 1/15/2014                                 6,070,261
                      7,935,000    FPL Group Capital, Inc., 2.85% due 3/30/2005 (b)                               7,940,578
                     15,300,000    PPL Capital Funding, 3.36% due 5/18/2006 (b)                                  15,313,938
                      3,965,000    PSEG Power LLC, 6.95% due 6/01/2012                                            4,467,917
                                   Pacific Gas & Electric Co.:
                     16,550,000          3.26% due 4/03/2006 (b)                                                 16,563,604
                      7,675,000          6.05% due 3/01/2034                                                      7,971,378
                      3,165,000    Pepco Holdings, Inc., 4% due 5/15/2010                                         3,108,688
                      3,905,000    Public Service Co. of New Mexico, 4.40% due 9/15/2008                          3,937,650
                      4,225,000    SPI Electricity & Gas Australia Holdings Pty Ltd., 6.15% due
                                   11/15/2013 (a)                                                                 4,563,752
                                   Southern California Edison Co.:
                        905,000          2.93% due 1/13/2006 (b)                                                    908,129
                      5,225,000          8% due 2/15/2007                                                         5,689,926
                                   Westar Energy, Inc.:
                      4,582,000          9.75% due 5/01/2007                                                      5,128,211
                      2,855,000          6% due 7/01/2014                                                         3,069,273
                                                                                                            ---------------
                                                                                                                105,679,378

Electronic Equipment 12,690,000    Celestica Inc., 3.457% due 8/01/2020 (Convertible) (c)                         7,011,225
& Instruments - 0.4%  3,820,000    Jabil Circuit, Inc., 5.875% due 7/15/2010                                      4,021,016
                                                                                                            ---------------
                                                                                                                 11,032,241

Energy Equipment      2,410,000    Midamerican Energy Holdings Co., 5.875% due 10/01/2012                         2,553,735
& Services - 0.1%

Food & Staples          655,000    Supervalu, Inc., 7.50% due 5/15/2012                                             764,494
Retailing - 0.0%

Food Products - 0.2%  6,005,000    Cadbury Schweppes US Finance LLC, 3.875% due 10/01/2008 (a)                    5,983,958

Foreign          EUR 12,504,000    Bundesobligation Series 143, 3.50% due 10/10/2008                             17,376,192
Government       US$  2,785,000    Chile Government International Bond, 5.50% due 1/15/2013                       2,926,200
Obligations - 1.3%                 Mexico Government International Bond:
                      7,180,000          9.875% due 2/01/2010                                                     8,824,220
                      3,535,000          6.375% due 1/16/2013                                                     3,764,775
                      2,380,000          5.875% due 1/15/2014                                                     2,438,310
                                                                                                            ---------------
                                                                                                                 35,329,697

Gas Utilities - 0.4%  6,230,000    Gazprom International SA, 7.201% due 2/01/2020 (a)                             6,588,225
                      3,980,000    Panhandle Eastern Pipe Line Series B, 2.75% due 3/15/2007                      3,897,113
                                                                                                            ---------------
                                                                                                                 10,485,338

Health Care Equipment 5,975,000    Boston Scientific Corp., 4.25% due 1/12/2011                                   5,932,948
& Supplies - 0.2%

Health Care           3,706,000    Manor Care, Inc., 7.50% due 6/15/2006                                          3,905,742
Providers             2,985,000    WellPoint, Inc., 5% due 12/15/2014 (a)                                         2,975,603
& Services - 0.2%                                                                                           ---------------
                                                                                                                  6,881,345

Hotels, Restaurants     350,000    Hilton Hotels Corp., 7.625% due 12/01/2012                                       409,298
& Leisure - 0.3%      7,580,000    MGM Mirage, 6% due 10/01/2009                                                  7,769,500
                                                                                                            ---------------
                                                                                                                  8,178,798

Household             4,350,000    American Greetings, 6.10% due 8/01/2028                                        4,643,625
Durables - 0.4%       5,960,000    DR Horton, Inc., 5% due 1/15/2009                                              6,004,700
                                                                                                            ---------------
                                                                                                                 10,648,325

Industrial            3,025,000    Hutchison Whampoa International 01/11 Ltd., 7% due 2/16/2011 (a)               3,379,400
Conglomerates - 0.7%  6,130,000    Textron Financial Corp., 2.75% due 6/01/2006                                   6,056,366
                      9,425,000    Tyco International Group SA, 6.75% due 2/15/2011                              10,563,427
                                                                                                            ---------------
                                                                                                                 19,999,193

Insurance - 1.5%      5,020,000    AON Corp., 6.70% due 1/15/2007                                                 5,245,970
                      4,542,000    Fund American Cos., Inc., 5.875% due 5/15/2013                                 4,622,648
                        240,000    MassMutual Global Funding, LLC, 7% due 7/07/2006                                 252,133
                      2,790,000    Montpelier Re Holdings Ltd., 6.125% due 8/15/2013                              2,869,588
                      5,950,000    NLV Financial Corp., 7.50% due 8/15/2033 (a)                                   6,374,937
                      1,985,000    North Front Pass-Through Trust, 5.81% due 12/15/2024 (a)(b)                    1,937,082
                        735,000    Principal Life Global Funding I, 3.625% due 4/30/2008 (a)                        731,822
                      1,450,000    Prudential Financial, Inc., 4.104% due 11/15/2006                              1,465,880
                      7,855,000    Prudential Holdings LLC, 8.695% due 12/18/2023 (a)                             9,974,672
                      8,625,000    Security Benefit Life Insurance, 7.45% due 10/01/2033 (a)                      9,019,870
                                                                                                            ---------------
                                                                                                                 42,494,602

Media - 3.0%            145,000    COX Communications, Inc., 7.125% due 10/01/2012                                  162,525
                                   Clear Channel Communications, Inc.:
                      5,970,000          5.75% due 1/15/2013                                                      6,168,520
                      3,435,000          5.50% due 9/15/2014                                                      3,448,269
                      3,000,000    Comcast Cable Communications, 6.375% due 1/30/2006                             3,098,823
                      6,587,000    Comcast Cable Communications Holdings, Inc., 8.375% due 3/15/2013              8,122,403
                      6,275,000    Echostar DBS Corp., 5.75% due 10/01/2008                                       6,353,438
                      8,360,000    Historic TW, Inc., 9.125% due 1/15/2013                                       10,747,106
                      4,545,000    Lenfest Communications, Inc., 10.50% due 6/15/2006                             4,972,648
                      2,605,000    Media General, Inc., 6.95% due 9/01/2006                                       2,719,698
                                   News America, Inc.
                      3,000,000          7.30% due 4/30/2028                                                      3,437,547
                      4,625,000          6.75% due 1/09/2038                                                      5,200,887
                      8,427,000    SportsLine.com, Inc., 5% due 4/01/2006 (Convertible)                           8,490,203
                      4,560,000    Tele-Communications-TCI Group, 9.80% due 2/01/2012                             5,877,808
                     13,314,000    Time Warner, Inc., 6.875% due 5/01/2012                                       15,162,729
                                                                                                            ---------------
                                                                                                                 83,962,604

Multi-Utilities &                  Dominion Resources, Inc. Series B:
Unregulated Power -   3,265,000          7.625% due 7/15/2005                                                     3,342,518
0.7%                  3,325,000          2.59% due 5/15/2006 (b)                                                  3,332,006
                      2,965,000    Sempra Energy, 4.75% due 5/15/2009                                             3,022,477
                      4,335,000    Southern Power Co. Series B, 6.25% due 7/15/2012                               4,737,574
                      4,615,000    Vectren Utility Holdings, Inc., 5.25% due 8/01/2013                            4,653,891
                                                                                                            ---------------
                                                                                                                 19,088,466

Oil & Gas - 3.2%      2,845,000    Amerada Hess Corp., 7.125% due 3/15/2033                                       3,128,254
                        802,000    Anadarko Finance Co. Series B, 6.75% due 5/01/2011                               903,227
                                   Consolidated Natural Gas Co.:
                      2,875,000          5% due 12/01/2014                                                        2,877,757
                        230,000          Series B, 5.375% due 11/01/2006                                            237,562
                     11,690,000    Enterprise Products Operating LP, 5.60% due 10/15/2014 (a)                    11,793,690
                      4,570,400    Kern River Funding Corp., 4.893% due 4/30/2018 (a)                             4,652,896
                                   Kinder Morgan Energy Partners LP:
                      1,740,000          5.35% due 8/15/2007                                                      1,801,276
                      4,840,000          5.125% due 11/15/2014                                                    4,830,378
                      2,410,000    Motiva Enterprises LLC, 5.20% due 9/15/2012 (a)                                2,481,902
                      6,360,000    Occidental Petroleum Corp., 6.75% due 1/15/2012                                7,219,688
                                   Pemex Project Funding Master Trust (a)(b):
                      4,700,000          3.54% due 1/07/2005                                                      4,700,000
                     15,500,000          3.79% due 6/15/2010                                                     15,903,000
                      9,130,000    Tengizchevroil Finance Co. SARL, 6.124% due 11/15/2014 (a)                     9,152,825
                                   Texaco Capital, Inc.:
                        885,000          8.625% due 6/30/2010                                                     1,077,514
                         55,000          8.625% due 11/15/2031                                                       80,848
                      8,610,000    Ultramar Diamond Shamrock Corp., 6.75% due 10/15/2037                          9,879,889
                      6,150,000    XTO Energy, Inc., 7.50% due 4/15/2012                                          7,196,767
                                                                                                            ---------------
                                                                                                                 87,917,473

Paper & Forest          779,000    Abitibi-Consolidated, Inc., 8.55% due 8/01/2010                                  844,241
Products - 0.90%                   Celulosa Arauco y Constitucion SA:
                      3,940,000          8.625% due 8/15/2010                                                     4,693,174
                      1,400,000          5.125% due 7/09/2013                                                     1,386,494
                      9,090,000    Champion International Corp., 6.65% due 12/15/2037                            10,312,278
                      3,020,000    Inversiones CMPC SA, 4.875% due 6/18/2013 (a)                                  2,950,045
                      3,000,000    Sappi Papier Holding AG, 6.75% due 6/15/2012 (a)                               3,333,327
                                                                                                            ---------------
                                                                                                                 23,519,559

Pharmaceuticals -        84,000    Eli Lilly & Co., 7.125% due 6/01/2025                                            101,524
0.3%                  8,570,000    Wyeth, 5.50% due 3/15/2013                                                     8,906,998
                                                                                                            ---------------
                                                                                                                  9,008,522

Real Estate - 1.3%    1,765,000    Colonial Realty LP, 4.80% due 4/01/2011                                        1,735,373
                      2,075,000    Developers Diversified Realty Corp., 6.625% due 1/15/2008                      2,211,124
                      4,095,000    HRPT Properties Trust, 5.75% due 2/15/2014                                     4,205,676
                      1,585,000    Health Care Property Investors, Inc., 6.50% due 2/15/2006                      1,633,113
                      2,725,000    Health Care REIT, Inc., 6% due 11/15/2013                                      2,820,288
                      1,545,000    Highwoods Properties, Inc., 7% due 12/01/2006                                  1,616,989
                      9,190,000    iStar Financial, Inc. Series B, 5.125% due 4/01/2011                           9,288,021
                      1,913,000    Nationwide Health Properties, Inc., 6.59% due 7/07/2038                        2,015,814
                      9,055,000    Westfield Capital Corp. Ltd., 5.125% due 11/15/2014 (a)                        9,011,491
                                                                                                            ---------------
                                                                                                                 34,537,889

Road & Rail - 0.3%    2,515,000    Norfolk Southern Corp., 7.25% due 2/15/2031                                    3,017,165
                                   Union Pacific Corp.:
                      2,180,000          7.25% due 11/01/2008                                                     2,431,921
                      2,100,000          5.375% due 5/01/2014                                                     2,175,350
                                                                                                            ---------------
                                                                                                                  7,624,436

Software - 0.3%       6,840,000    Computer Associates International, Inc., 5.625% due 12/01/2014 (a)             6,914,323

Thrifts & Mortgage    5,510,000    Countrywide Home Loans, Inc., 5.625% due 7/15/2009                             5,836,864
Finance - 0.4%        4,165,000    Washington Mutual, Inc., 4.20% due 1/15/2010                                   4,146,507
                                                                                                            ---------------
                                                                                                                  9,983,371

Wireless              2,298,000    AT&T Wireless Services, Inc., 8.75% due 3/01/2031                              3,098,423
Telecommunication
Services - 0.1%

                                   Total Corporate Bonds (Cost - $1,018,221,807) - 37.7%                      1,042,299,164



                           Face                                                                                  Value
State                    Amount    Municipal Bonds                                                        (in U.S. dollars)
Texas - 0.1%      US$ 2,010,000    Harris County, Texas, Industrial Development Corporation, Solid Waste
                                   Disposal Revenue Bonds (Deer Park Refining LP), 5.683% due 3/01/2023       $   2,035,306

                                   Total Municipal Bonds (Cost - $2,010,000) - 0.1%                               2,035,306



                                   Preferred Securities

Industry++                         Capital Trusts
Electric Utilities -  1,485,000    Alabama Power Capital Trust V, 5.50% due 10/01/2042 (b)                        1,542,816
0.0%

Oil & Gas - 0.1%      3,055,000    Pemex Project Funding Master Trust, 7.375% due 12/15/2014                      3,395,633

                                   Total Capital Trusts (Cost - $4,699,696) - 0.1%                                4,938,449


                    Shares Held    Preferred Stocks
Commercial Banks - 0.3%     690    DG Funding Trust (a)                                                           7,383,000

Diversified Financial       500    Home Ownership Funding CP II (a)                                                 192,609
Services - 0.0%

Electric Utilities -      9,000    Duquesne Light Co.                                                               475,425
0.0%

Thrifts & Mortgage      183,800    Fannie Mae                                                                    10,419,163
Finance - 0.4%

                                   Total Preferred Stocks  (Cost - $18,766,359)- 0.7%                            18,470,197


                           Face
                         Amount    Trust Preferred
Aerospace &      US$ 15,510,000    RC Trust I, 7% due 5/15/2006                                                  16,131,259
Defense - 0.6%
                                   Total Trust Preferred  (Cost - $16,184,501) - 0.6%                            16,131,259

                                   Total Preferred Securities (Cost - $39,650,556) - 1.4%                        39,539,905


                                   Short-Term Investments

Commercial Paper**   40,097,000    Bryant Park Funding LLC, 2.29% due 1/13/2005                                  40,071,494
                     37,700,000    Citigroup Global Markets Holdings Inc., 2.254% due 1/04/2005                  37,697,644
                     30,000,000    Clipper Receivables Corporation, 2.34% due 1/19/2005                          29,968,800
                      8,000,000    International Lease Finance Corp., 2.26% due 1/13/2005                         7,994,978
                     50,000,000    National Australia Funding (Delaware) Inc., 2.29% due 1/10/2005               49,977,736
                     14,000,000    Pfizer Inc., 2.26% due 1/13/2005                                              13,991,211
                     50,000,000    Polonius Inc., 2.37% due 1/28/2005                                            49,917,708
                     17,600,000    Rabobank USA Financial Corp., 2.245% due 1/13/2005                            17,589,024
                     20,700,000    SBC Communications, Inc, 2.33% due 1/25/2005                                  20,670,526
                     29,301,000    Thunder Bay Funding LLC, 2.34% due 2/03/2005                                  29,241,958
                     50,000,000    UBS Finance (Delaware) Inc., 2.12% due 1/03/2005                              50,000,000
                                                                                                            ---------------
                                                                                                                 347,121,07

Foreign              50,000,000    European Investment Bank, 2.27% due 1/13/2005                                 49,968,472
Commercial Paper**

U.S. Government      24,000,000    Fannie Mae, 2.18% due 1/13/2005                                               23,985,467
Agency               60,000,000    Federal Home Loan Banks, 1% due 1/03/2005                                     60,000,000
Obligations**                                                                                               ---------------
                                                                                                                 83,985,467


                    Shares Held
                      9,020,000    Merrill Lynch Premier Institutional Fund (d)(e)                                9,020,000

                                   Total Short-Term Investments  (Cost - $490,095,019) - 17.8%                  490,095,018


                      Number of
                      Contracts    Options Purchased
Call Options             208+++    London InterBank Offered Rate (LIBOR) Linked Floor, expiring April 2005
Purchased - 0.0%                   at 1.50%, Broker JPMorgan Chase Bank                                               2,080

Put Options              239+++    Swaption, expiring October 2005 at 5.34%, Broker JPMorgan Chase Bank (h)       3,386,184
Purchased - 0.1%

                                   Total Options Purchased (Premium Paid - $4,566,480) - 0.1%                     3,388,264

                                   Total Investments (Cost - $2,918,660,154) - 106.9%                         2,948,637,977


                                   Options Written
Put Options Written -    215+++    Swaption, expiring October 2005 at 4.84%, Broker JPMorgan Chase Bank (h)     (6,411,271)
0.2%

                                   Total Options Written (Premium Received - $7,293,860) - (0.2%)               (6,411,271)

                                   Total Investments, Net of Options Written
                                   (Cost - $2,911,366,294*) - 106.7%                                          2,942,226,706
                                   Liabilities in Excess of Other Assets - (6.7%)                             (184,641,220)
                                                                                                            ---------------
                                   Net Assets - 100.0%                                                      $ 2,757,585,486
                                                                                                            ===============

*   The cost and unrealized appreciation/depreciation of investments as of December 31, 2004, as computed for federal income tax purposes, were as follows:

    Aggregate cost, including options                $2,912,508,217
                                                     ==============
    Gross unrealized appreciation                    $   36,285,105
    Gross unrealized depreciation                       (6,566,616)
                                                     --------------
    Net unrealized appreciation                      $   29,718,489
                                                     ==============


**  Commercial Paper and certain U.S. Government Agency Obligation traded on a discount basis;
    the interest rate shown reflects the discount rate paid at the time of purchase by the Portfolio.

+   Asset-Backed and Mortgage-Backed Obligations are subject to principal paydowns as a result of prepayments or refinancings of the underlying mortgage instruments. As a result, the average life may be substantially less than the original maturity.

++  For Portfolio compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by
    Portfolio's management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

+++ One contract represents a notional amount of $1,000,000.

(a) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the
    Securities Act of 1933.

(b) Floating rate note.

(c) Represents a zero coupon or step bond; the interest rate shown reflects the effective yield at the time of purchase by the Portfolio.

(d) Investments in companies considered to be an affiliate of the Portfolio (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940)
    were as follows:

                                             Net          Interest/
          Affiliate                     Activity    Dividend Income

    Merrill Lynch Liquidity Series,            -          $     146
    Money Market Series
    Merrill Lynch Premier
    Institutional Fund              (89,412,250)          $  32,875

(e) Security was purchased with the cash proceeds from securities loans.

(f) All or a portion of security held as collateral in connection with open financial futures contracts.

(g) Security, or portion of security, is on loan.

(h) This European style swaption, which can be exercised only to the expiration date, represents a standby commitment whereby the portfolio is obligated to enter into a predetermined interest rate swap contract upon exercise of swaption.

    Financial futures contracts purchased as of December 31, 2004 were as follows:

    Number of                            Expiration                  Unrealized
    Contracts        Issue                 Date       Face Value   Appreciation

      123   Two-Year U.S Treasury Note   March 2005   $25,730,407    $  49,624
      78   Five-Year U.S Treasury Note   March 2005   $ 8,493,757       49,681
                                                                     ---------
    Total Unrealized Appreciation-Net                                $  99,305
                                                                     =========


    Financial futures contracts sold as of December 31, 2004 were as follows:

    Number of                            Expiration                  Unrealized
    Contracts        Issue                 Date       Face Value   Appreciation

      393  Ten-Year U.S. Treasury Note   March 2005   $44,178,827    $ 187,389


    Swaps outstanding as of December 31, 2004 were as follows:

                                                                   Notional            Unrealized
                                                                     Amount          Appreciation
    Receive (pay) a variable return based on the change in
    the Lehman Brothers MBS Fixed Rate Index Total Return
    and pay floating rate based on 1-month USD LIBOR,
    minus .105%

    Broker, UBS Warburg
    Expires February 2005                                     $  50,900,000                     -

    Receive (pay) a variable return based on the change in the Lehman Brothers U.S. Treasury Index Total
    Return and pay floating rate based on 1-month
    USD LIBOR, minus .20%

    Broker, Lehman Brothers Special Finance
    Expires March 2005                                        $ 163,800,000                     -

    Receive (pay) a variable return based on the change in the Lehman Brothers MBS Fixed Rate Index Total
    Return and pay floating rate based on 1-month USD LIBOR, minus .125%

    Broker, Lehman Brothers Special Finance
    Expires March 2005                                        $  90,400,000                     -

    Receive (pay) a variable return based on the change in the Lehman Brothers MBS Fixed Rate Index Total
    Return and pay floating rate based on 1-month USD LIBOR, minus .105%

    Broker, UBS Warburg
    Expires March 2005                                        $  84,400,000                     -

    Receive (pay) a variable return based on the change in the Lehman Brothers CMBS Investment Grade Index
    Total Return and pay floating rate based on 1-month
    USD LIBOR, minus .10%

    Broker, Morgan Stanley Capital Services, Inc.
    Expires March 2005                                        $  32,500,000                     -

    Receive (pay) a variable return based on the change in the Lehman Brothers MBS Fixed Rate Index Total
    Return and pay floating rate based on 1-month USD LIBOR, minus .125%

    Broker, Lehman Brothers Special Finance
    Expires April 2005                                        $  25,050,000                     -

    Receive (pay) a variable return based on the change in the Lehman Brothers MBS Fixed Rate Index Total
    Return and pay floating rate based on 1-month USD LIBOR, minus .125%

    Broker, Lehman Brothers Special Finance
    Expires April 2005                                        $  88,000,000                     -

    Receive (pay) a variable return based on the change in the Lehman Brothers MBS Fixed Rate Index Total
    Return and pay floating rate based on 1-month USD LIBOR, minus .12%

    Broker, UBS Warburg
    Expires May 2005                                          $ 100,000,000                     -


    Receive (pay) a variable return based on the change in the Lehman Brothers MBS Fixed Rate Index Total
    Return and pay floating rate based on 1-month USD LIBOR, minus .10%

    Broker, UBS Warburg
    Expires July 2005                                         $  54,100,000                     -

    Receive (pay) a variable return based on the change in the Lehman Brothers U.S. Treasury Index Total Return and pay floating rate based on 1-month USD LIBOR, minus .15%

    Broker, Lehman Brothers Special Finance
    Expires December 2005                                     $ 139,100,000                     -

    Bought credit default protection on Aon Corp. Inc and pay .37%

    Broker, Morgan Stanley Capital Services, Inc.
    Expires January 2007                                      $   5,525,000           $    16,403

    Receive a floating rate based on 3-month USD LIBOR and pay a fixed rate of 2.8025%

    Broker, JPMorgan Chase Bank
    Expires January 2007                                      $   5,525,000                68,229

    Bought credit default protection on Weyerhauser Co.
    and pay .73%

    Broker, Morgan Stanley Capital Services, Inc.
    Expires September 2008                                    $   5,490,000             (102,652)

    Bought credit default protection on Tyson Foods, Inc.
    and pay 1.36%

    Broker, Morgan Stanley Capital Services, Inc.
    Expires September 2008                                    $   5,490,000             (179,319)

    Sold credit default protection on Sprint Corporation and receive 1.50%

    Broker, Morgan Stanley Capital Services, Inc.
    Expires September 2008                                    $   5,490,000               228,214

    Sold credit default protection on Comcast Cable
    Communications, Inc. and receive 1.15%

    Broker, Morgan Stanley Capital Services, Inc.
    Expires September 2008                                    $   5,490,000               168,065

    Pay 3.875% on Treasury Inflation Protected Securities
    (TIPS) adjusted principal and receive a fixed rate of 3.401%

    Broker, JPMorgan Chase Bank
    Expires January 2009                                      $  16,302,000             (360,331)

    Sold credit default protection on Raytheon Co.
    and receive .73%

    Broker, JPMorgan Chase Bank
    Expires March 2009                                        $   3,165,000              (48,925)

    Bought credit default protection on Boeing Capital Corp.
    and pay .48%

    Broker, JPMorgan Chase Bank
    Expires March 2009                                        $   3,165,000              (41,420)

    Sold credit default protection on J.C. Penney Company and receive 1.27%

    Broker, JPMorgan Chase Bank
    Expires September 2009                                    $   6,360,000               129,610

    Bought credit default protection on The May Department
    Stores Co. and pay .68%

    Broker, JPMorgan Chase Bank
    Expires September 2009                                    $   6,360,000              (50,619)

    Sold credit default protection on Nextel Communications
    Inc. and receive 1.72%

    Broker, JPMorgan Chase Bank
    Expires September 2009                                    $   6,360,000               322,636

    Sold credit default protection on Dow Jones CDX
    North America Investment Grade Index Series 2 and receive .60%

    Broker, JPMorgan Chase Bank
    Expires September 2009                                    $  12,710,000                90,250

    Sold credit default protection on Dow Jones CDX
    North America Investment Grade High Volatility Index and receive 1.15%

    Broker, Morgan Stanley Capital Services, Inc.
    Expires September 2009                                    $  26,235,000               368,750

    Sold credit default protection on Dow Jones CDX
    North America Investment Grade High Volatility
    Index Series 2 and receive .60%

    Broker, Morgan Stanley Capital Services, Inc.
    Expires September 2009                                    $  35,568,241               185,539

    Bought credit default protection on Hewlett-Packard Co.
    and pay .31%

    Broker, Lehman Brothers Special Finance
    Expires December 2009                                     $   6,270,000                39,915

    Bought credit default protection on Petroleos Mexicanos and pay 1.09%

    Broker, Lehman Brother Special Finance
    Expires December 2009                                     $  12,545,000                77,390

    Sold credit default protection on Computer Associates
    International Inc. and receive .83%

    Broker, Lehman Brothers Special Finance
    Expires December 2009                                     $   6,270,000                72,945

    Sold credit default protection on Mexico Government
    International Bond and receive .92%

    Broker, Lehman Brothers Special Finance
    Expires December 2009                                     $  12,545,000                72,322

    Sold credit default protection on Dow Jones CDX
    North America Investment Grade High Volatility Index
    and receive 1.05%
    Broker, HSBC Bank USA
    Expires March 2010                                        $  18,800,000                98,061

    Sold credit default protection on Dow Jones CDX
    North America Investment Grade Index Series 3 and receive .50%

    Broker, Morgan Stanley Capital Services, Inc.
    Expires March 2010                                        $  31,330,000                95,055

    Receive a floating rate based on 3-month USD LIBOR, plus .40%, which is capped at a fixed coupon of 7% and pay a floating rate based on 3-month USD LIBOR

    Broker, JPMorgan Chase Bank
    Expires August 2010                                       $  62,600,000                29,867

    Receive a floating rate based on 3-month USD LIBOR, plus .50%, which is capped at a fixed coupon of 6% until 11/18/2007 and 6.5% through expiration and pay a floating rate based on 3-month USD LIBOR

    Broker, Lehman Brother Special Finance
    Expires November 2010                                     $ 131,450,000                12,196

    Pays 3.50% on TIPS adjusted principal and receive a fixed rate of 4.17%

    Broker, Morgan Stanley Capital Services, Inc.
    Expires January 2011                                      $  14,075,000             (454,788)

    Sold credit default protection on Dana Corporation and receive 1.55%

    Broker, UBS Warburg
    Expires September 2011                                    $   3,175,000                45,768

    Sold credit default protection on Dana Corporation and receive 1.56%

    Broker, UBS Warburg
    Expires September 2011                                    $   6,360,000                95,241

    Pay a fixed rate of 4.84% and receive a floating rate based on 3-month USD LIBOR

    Broker, JPMorgan Chase Bank
    Expires November 2015                                     $  30,114,000               218,696
                                                                                      -----------
    Total                                                                             $ 1,197,098
                                                                                      ===========


Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits


Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Core Bond Portfolio of Merrill Lynch Bond Fund, Inc. and
Master Bond Trust


By:    /s/ Robert C. Doll, Jr.
       Robert C. Doll, Jr.,
       President
       Core Bond Portfolio of Merrill Lynch Bond Fund, Inc. and
       Master Bond Trust


Date: February 24, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       Robert C. Doll, Jr.
       President
       Core Bond Portfolio of Merrill Lynch Bond Fund, Inc. and
       Master Bond Trust

Date: February 24, 2005


By:    /s/ Donald C. Burke
       Donald C. Burke
       Chief Financial Officer
       Core Bond Portfolio of Merrill Lynch Bond Fund, Inc. and
       Master Bond Trust


Date: February 24, 2005